T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 16.1%
Advertising 0.1%
Omnicom Group, 4.45%, 8/15/20	2,592	2,646
WPP Finance, 3.625%, 9/7/22	9,525	9,853
		12,499

Airlines 0.3%
Delta Air Lines, 2.60%, 12/4/20	10,030	10,019
Delta Air Lines, 2.875%, 3/13/20	14,515	14,548
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1)	4,155	4,219
		28,786

Automotive 1.0%
BMW U. S. Capital, 2.95%, 4/14/22 (1)	22,000	22,422
Daimler Finance North America, 2.20%, 5/5/20 (1)	2,710	2,709
Daimler Finance North America, 2.30%, 2/12/21 (1)	19,720	19,713
Ford Motor Credit, 3.336%, 3/18/21	8,410	8,456
Ford Motor Credit, 3.47%, 4/5/21	5,545	5,586
General Motors, FRN, 3M USD LIBOR + 0.80%, 3.009%, 8/7/20	8,775	8,786
Hyundai Capital America, 2.45%, 6/15/21 (1)	14,410	14,397
Hyundai Capital America, 2.60%, 3/19/20 (1)	2,350	2,350
Hyundai Capital America, 3.00%, 10/30/20 (1)	4,842	4,874
		89,293

Banking 3.4%
Avi Funding, 2.85%, 9/16/20	5,730	5,771
Banco Santander, 2.50%, 12/15/20 (1)	24,445	24,567
Bangkok Bank, 3.875%, 9/27/22	13,050	13,615
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.969%,
10/1/21	12,050	12,089
Capital One, 2.35%, 1/31/20	10,925	10,927
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The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Capital One Financial, 2.40%, 10/30/20	8,255	8,278
Capital One Financial, 2.50%, 5/12/20	4,428	4,432
Citibank, 2.125%, 10/20/20	17,075	17,098
Citizens Bank, 2.20%, 5/26/20	10,755	10,753
Citizens Bank, 2.25%, 10/30/20	21,190	21,191
Credit Suisse, 5.40%, 1/14/20	2,675	2,705
Credit Suisse Group Funding Guernsey, 2.75%, 3/26/20	2,700	2,707
Danske Bank, 2.00%, 9/8/21 (1)	4,655	4,611
Danske Bank, 2.80%, 3/10/21 (1)	1,715	1,724
Discover Bank, 3.10%, 6/4/20	15,705	15,779
Discover Bank, 7.00%, 4/15/20	5,715	5,878
First Niagara Financial Group, 7.25%, 12/15/21	4,540	5,028
Goldman Sachs Group, 2.30%, 12/13/19	32,220	32,240
ING Groep, 3.15%, 3/29/22	7,895	8,087
Nordea Bank, 4.875%, 5/13/21 (1)	3,545	3,675
Regions Bank, FRN, 3M USD LIBOR + 0.38%, 2.699%, 4/1/21	13,400	13,374
Santander U. K. , 2.125%, 11/3/20	7,425	7,403
Sumitomo Mitsui Trust Bank, 1.95%, 9/19/19 (1)	8,205	8,203
SunTrust Bank, VR, 3.525%, 10/26/21 (2)	15,180	15,408
Swedbank, 2.65%, 3/10/21 (1)	21,300	21,414
UBS, 2.45%, 12/1/20 (1)	16,895	16,982
		293,939

Building & Real Estate 0.7%
China Overseas Finance Cayman II, 5.50%, 11/10/20	7,300	7,548
China Overseas Finance Cayman V, 3.95%, 11/15/22	3,155	3,276
China Overseas Finance Cayman VII, 4.25%, 4/26/23	9,790	10,354
CSCEC Finance Cayman II, 2.90%, 7/5/22	5,000	5,044
DR Horton, 2.55%, 12/1/20	7,035	7,038
Swire Pacific MTN Financing, 4.50%, 10/9/23	18,880	20,329

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Vanke Real Estate Hong Kong, 3.95%, 12/23/19	3,500	3,515
		57,104

Building Products 0.4%
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.65%, 2.80%,
5/22/20	4,390	4,396
Martin Marietta Materials, FRN, 3M USD LIBOR + 0.50%,
2.887%, 12/20/19	8,630	8,634
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 3.17%, 3/1/21	21,985	22,006
		35,036

Cable Operators 0.3%
Charter Communications Operating, 3.579%, 7/23/20	12,270	12,384
Comcast, 3.45%, 10/1/21	8,430	8,683
Discovery Communications, 2.20%, 9/20/19	7,700	7,698
		28,765

Chemicals 0.7%
Braskem Finance, 5.75%, 4/15/21	19,850	20,572
CNAC HK Finbridge, 3.00%, 7/19/20	5,100	5,125
CNAC HK Finbridge, 4.125%, 3/14/21	15,655	15,959
CNAC HK Synbridge, 5.00%, 5/5/20	4,050	4,101
INVISTA Finance, 4.25%, 10/15/19 (1)	11,855	11,868
		57,625

Computer Service & Software 0.3%
Hewlett Packard Enterprise, 2.10%, 10/4/19 (1)	4,885	4,883
International Business Machines, 2.85%, 5/13/22	22,100	22,609
		27,492

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Conglomerates 0.2%
GE Capital International Funding, 2.342%, 11/15/20	20,715	20,601
		20,601

Diversified Chemicals 0.2%
Syngenta Finance, 3.698%, 4/24/20 (1)	12,555	12,598
Syngenta Finance, 3.933%, 4/23/21 (1)	6,000	6,107
		18,705

Drugs 0.2%
Celgene, 3.25%, 8/15/22	5,669	5,863
Celgene, 3.55%, 8/15/22	5,220	5,424
Shire Acquisitions Investments Ireland, 1.90%, 9/23/19	6,445	6,443
		17,730

Energy 0.6%
Cenovus Energy, 5.70%, 10/15/19	6,513	6,538
Columbia Pipeline Group, 3.30%, 6/1/20	8,110	8,151
Perusahaan Listrik Negara, 5.50%, 11/22/21	4,050	4,313
Reliance Holdings USA, 4.50%, 10/19/20	19,785	20,205
Williams, 3.60%, 3/15/22	9,430	9,705
		48,912

Entertainment & Leisure 0.0%
Royal Caribbean Cruises, 2.65%, 11/28/20	3,545	3,555
		3,555

Exploration & Production 0.2%
PTTEP Canada International Finance, 5.692%, 4/5/21	11,920	12,551
		12,551

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Financial 0.7%
Air Lease, 2.50%, 3/1/21	11,965	12,013
Air Lease, 3.50%, 1/15/22	9,867	10,150
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	19,105	20,180
Synchrony Financial, 2.70%, 2/3/20	17,970	17,986
		60,329

Food Processing 0.4%
Bunge Ltd. Finance, 3.50%, 11/24/20	16,800	17,020
General Mills, FRN, 3M USD LIBOR + 0.54%, 2.862%, 4/16/21	14,865	14,880
		31,900

Food/Tobacco 0.7%
BAT Capital, 2.297%, 8/14/20	25,375	25,381
Bright Food Singapore Holdings, 1.125%, 7/18/20 (EUR)	5,131	5,698
Imperial Brands Finance, 2.95%, 7/21/20 (1)	3,335	3,353
Kraft Heinz Foods, FRN, 3M USD LIBOR + 0.57%, 2.751%,
2/10/21	20,835	20,789
Tyson Foods, 2.25%, 8/23/21	8,115	8,131
		63,352

Forest Products 0.1%
Packaging Corp of America, 2.45%, 12/15/20	7,905	7,923
		7,923

Health Care 0.7%
Anthem, 2.50%, 11/21/20	7,790	7,821
Becton Dickinson & Company, 2.404%, 6/5/20	23,860	23,883
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
3.194%, 12/29/20	7,763	7,762
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%,
2.874%, 11/30/20	21,130	21,149
		60,615
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Industrial Other 0.2%
CSCEC Finance Cayman I, 2.95%, 11/19/20	15,860	15,945
		15,945

Information Technology 1.2%
Baidu, 2.875%, 7/6/22	1,940	1,957
Baidu, 3.875%, 9/29/23	6,505	6,833
Broadcom, 2.20%, 1/15/21	16,025	15,944
Broadcom, 3.125%, 4/15/21 (1)	4,840	4,888
Equifax, 2.30%, 6/1/21	3,990	3,985
Equifax, 3.60%, 8/15/21	7,405	7,577
Equifax, FRN, 3M USD LIBOR + 0.87%, 3.028%, 8/15/21	8,030	7,988
Keysight Technologies, 3.30%, 10/30/19	4,820	4,823
Microchip Technology, 3.922%, 6/1/21	11,075	11,304
NXP, 4.125%, 6/1/21 (1)	20,000	20,475
Tencent Holdings, 2.985%, 1/19/23	21,760	22,231
		108,005

Insurance 0.1%
Aetna, 2.75%, 11/15/22	6,670	6,766
		6,766

Manufacturing 0.1%
CNH Industrial Capital, 4.375%, 11/6/20	4,045	4,126
		4,126

Media & Communications 0.3%
Sky, 3.125%, 11/26/22 (1)	20,750	21,277
		21,277

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metals & Mining 0.1%
ArcelorMittal, 5.50%, 3/1/21	5,080	5,290
		5,290

Other Telecommunications 0.2%
Axiata, 3.466%, 11/19/20	20,600	20,877
		20,877

Petroleum 0.7%
Bharat Petroleum, 4.375%, 1/24/22	13,495	14,001
CNOOC Finance 2011, 4.25%, 1/26/21	12,000	12,317
CNOOC Finance 2012, 3.875%, 5/2/22	4,200	4,358
CNOOC Finance 2015, 2.625%, 5/5/20	3,600	3,609
Pertamina Persero, 5.25%, 5/23/21	19,350	20,266
Phillips 66, FRN, 3M USD LIBOR + 0.60%, 2.732%, 2/26/21	9,485	9,485
		64,036

Railroads 0.2%
Kansas City Southern, 2.35%, 5/15/20	21,195	21,189
		21,189

Real Estate Investment Trust Securities 0.2%
Vanke Real Estate Hong Kong, 4.15%, 4/18/23	5,005	5,206
WEA Finance, 2.70%, 9/17/19 (1)	13,099	13,099
		18,305

Retail 0.4%
CVS Health, 3.35%, 3/9/21	9,482	9,656
CVS Health, FRN, 3M USD LIBOR + 0.63%, 3.083%, 3/9/20	828	830
CVS Health, FRN, 3M USD LIBOR + 0.72%, 3.173%, 3/9/21	9,195	9,223
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 3.003%, 4/17/20	16,730	16,751
		36,460
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Supermarkets 0.1%
CK Hutchison International, 1.875%, 10/3/21	12,400	12,282
		12,282

Transportation 0.1%
CMHI Finance, 4.375%, 8/6/23	250	266
Penske Truck Leasing, 3.20%, 7/15/20 (1)	4,225	4,246
		4,512

Transportation Services 0.0%
ERAC USA Finance, 2.35%, 10/15/19 (1)	1,635	1,635
		1,635

Utilities 0.7%
Consorcio Transmantaro, 4.375%, 5/7/23	11,300	11,879
Enel Finance International, 2.875%, 5/25/22 (1)	9,120	9,214
ENN Energy Holdings, 3.25%, 7/24/22	4,195	4,249
ENN Energy Holdings, 6.00%, 5/13/21	10,000	10,535
Mississippi Power, FRN, 3M USD LIBOR + 0.65%, 2.961%,
3/27/20	6,390	6,390
Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 2.803%,
1/15/21	14,115	14,100
State Grid Overseas Investment 2016, 2.75%, 5/4/22	2,075	2,097
		58,464

Wireless Communications 0.3%
American Tower, 2.80%, 6/1/20	12,295	12,332
SBA Tower Trust, 3.156%, 10/8/20 (1)	15,255	15,296
		27,628

Total Corporate Bonds (Cost $1,393,000)		1,403,509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 3.5%

Auto Backed 1.3%

Avis Budget Rental Car Funding AESOP
Series 2015-1A, Class A
2.50%, 7/20/21 (1)	4,740	4,745

Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1)	8,365	8,599

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	24,600	25,343

GM Financial Automobile Leasing Trust
Series 2017-3, Class C
2.73%, 9/20/21	2,980	2,984

GM Financial Automobile Leasing Trust
Series 2018-1, Class C
3.11%, 12/20/21	5,430	5,467

GM Financial Automobile Leasing Trust
Series 2018-1, Class D
3.37%, 10/20/22	13,640	13,723

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class B
2.44%, 7/15/22 (1)	5,390	5,396

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (1)	3,290	3,293

Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	6,130	6,167

Santander Drive Auto Receivables Trust
Series 2015-2, Class E
4.02%, 9/15/22 (1)	9,745	9,765

Santander Drive Auto Receivables Trust
Series 2015-3, Class E
4.50%, 6/17/23 (1)	8,465	8,503

Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	3,650	3,676

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1)	16,470	16,852

		114,513

Collaterized Debt Obligation 1.7%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 3.116%, 7/25/27 (1)	21,150	21,076

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.078%, 1/20/28 (1)	21,220	21,128

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 3.186%, 11/20/28 (1)	5,925	5,914

Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 3.978%, 10/22/25 (1)	9,730	9,740

KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 3.122%, 1/16/28 (1)	11,775	11,704

KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.472%, 1/16/28 (1)	3,420	3,339

Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.10%, 1/18/28 (1)	28,255	27,809

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 1/15/28 (1)	16,825	16,767

Octagon Investment Partners XXIII
Series 2015-1A, Class A2R, CLO, FRN
3M USD LIBOR + 1.00%, 3.787%, 7/15/27 (1)	8,490	8,428

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.503%, 7/15/27 (1)	6,810	6,698

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (1)	12,970	12,937

		145,540

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Equipment Lease Heavy Duty 0.0%

Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, FRN
1M USD LIBOR + 0.50%, 2.695%, 11/15/22 (1)	2,910	2,916

		2,916

Other Asset-Backed Securities 0.4%

BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1)	4,458	4,563

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	900	900

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	3,240	3,279

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	8,416	8,592

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (1)	1,320	1,314

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (1)	292	291

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	478	478

MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1)	11,764	11,826

Sierra Timeshare Receivables Funding
Series 2015-1A, Class A
2.40%, 3/22/32 (1)	1,770	1,769

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	504	504

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	1,276	1,275

		34,791

Student Loan 0.1%

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.976%, 7/25/23	2,800	2,827

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.776%, 4/25/23	2,039	2,057

		4,884

Total Asset-Backed Securities (Cost $301,768)		302,644

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.1%

Commercial Mortgage-Backed Securities 0.7%

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 3.126%, 12/15/36 (1)	8,480	8,467

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class B, ARM
1M USD LIBOR + 1.50%, 3.696%, 12/15/36 (1)	12,725	12,717

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 3.846%, 12/15/36 (1)	3,860	3,862

BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 3.795%, 4/15/34 (1)	11,895	11,895

CLNS Trust
Series 2017-IKPR, Class A, ARM
1M USD LIBOR + 0.80%, 3.023%, 6/11/32 (1)	11,025	11,001

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.896%, 1/15/33 (1)	3,310	3,302

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.05%, 3.246%, 1/15/33 (1)	1,855	1,851

New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.785%, 4/15/32 (1)	5,220	5,226

		58,321

Home Equity Loans Backed 0.1%

Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1)	12,120	12,059

		12,059

Whole Loans Backed 6.3%

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	11,839	12,008

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	17,142	17,485

Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	5,160	5,250

COLT Mortgage Loan Trust
Series 2017-2, Class A1A, CMO, ARM
2.415%, 10/25/47 (1)	5,012	4,992

COLT Mortgage Loan Trust
Series 2017-2, Class A2A, CMO, ARM
2.568%, 10/25/47 (1)	2,141	2,133

COLT Mortgage Loan Trust
Series 2017-2, Class A3A, CMO, ARM
2.773%, 10/25/47 (1)	950	947

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (1)	1,934	1,931

COLT Mortgage Loan Trust
Series 2018-1, Class A3, CMO, ARM
3.084%, 2/25/48 (1)	683	682

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	9,876	10,052

Connecticut Avenue Securities
Series 2016-C04, Class 1M1, CMO, ARM
1M USD LIBOR + 1.45%, 3.595%, 1/25/29	975	976

Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 3.295%, 9/25/29	2,288	2,291

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 3.095%, 10/25/29	8,748	8,763

Connecticut Avenue Securities
Series 2017-C07, Class 2M1, CMO, ARM
1M USD LIBOR + 0.65%, 2.795%, 5/25/30	6,231	6,231

Connecticut Avenue Securities
Series 2018-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.60%, 2.745%, 7/25/30	20,449	20,440

Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.825%, 10/25/30	4,920	4,920

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	2,155	2,148

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A2, CMO, ARM
2.711%, 10/25/47 (1)	480	479

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	441	440

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	2,617	2,616

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A3, CMO, ARM
3.202%, 12/25/57 (1)	1,465	1,465

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	8,833	8,911

Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.594%, 12/25/46 (1)	3,363	3,380

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1)	7,479	7,545

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	7,501	7,614

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.451%, 7/25/44 (1)	1,165	1,160

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	16,672	16,937

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	15,911	16,065

MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1)	6,490	6,598

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	17,058	17,917

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	1,646	1,646

Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1)	8,278	8,312

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	8,992	9,112

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1)	9,109	9,270

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	9,169	9,418

Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1)	10,452	10,672

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	7,216	7,348

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.995%, 4/25/28	11,203	11,315

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 10/25/29	11,006	11,042

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 3/25/30	7,755	7,755

Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 8/25/29	3,030	3,035

Structured Agency Credit Risk Debt Notes
Series 2017-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 4/25/30	1,085	1,085

Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M1, CMO, ARM
3.98%, 9/25/47 (1)	1,070	1,076

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.595%, 7/25/30	14,942	14,918

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/30 (1)	21,951	21,977

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/48 (1)	9,426	9,433

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 10/25/48 (1)	18,180	18,190

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.817%, 5/25/48 (1)	4,614	4,624

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M1, CMO, ARM
4.16%, 8/25/48 (1)	4,039	4,072

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 2/25/49 (1)	4,495	4,502

Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.845%, 4/25/49 (1)	2,590	2,590

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	4,543	4,555

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1)	4,620	4,630

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	2,319	2,328

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	3,253	3,255

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	4,009	4,035

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	5,353	5,331

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	3,535	3,520

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	5,470	5,501

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1)	4,677	4,717

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	16,714	16,928

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	24,903	25,239

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	4,958	5,042

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1)	7,289	7,428

Verus Securitization Trust
Series 2018-1, Class A1, CMO, ARM
2.929%, 2/25/48 (1)	2,489	2,491

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2018-1, Class A2, CMO, ARM
3.031%, 2/25/48 (1)	1,242	1,243
Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	13,534	13,666
Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	14,909	15,099
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	16,738	16,980
Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 4/25/59 (1)	11,865	11,968
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	5,977	6,032
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	19,241	19,391
		543,147

Total Non-U. S. Government Mortgage-Backed Securities (Cost $609,718)		613,527

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.3%
U. S. Government Agency Obligations 0.0%(3)
Federal Home Loan Mortgage, 6.00%, 12/1/19	—	—
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 4.315%, 7/1/38	17	18
1Y CMT + 2.219%, 4.719%, 10/1/33	—	—
12M USD LIBOR + 1.723%, 4.723%, 1/1/36	2	3
12M USD LIBOR + 1.90%, 4.775%, 11/1/35	2	3
12M USD LIBOR + 1.979%, 4.848%, 11/1/36	27	28
12M USD LIBOR + 1.99%, 5.026%, 2/1/34	2	3
12M USD LIBOR + 1.961%, 5.086%, 2/1/33	1	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Federal Home Loan Mortgage, CMO, 6.50%, 11/15/20	—	—
Federal National Mortgage Assn. , ARM
COF11 + 1.25%, 2.738%, 7/1/27	1	1
12M USD LIBOR + 1.569%, 4.303%, 12/1/35	16	16
12M USD LIBOR + 1.34%, 4.34%, 12/1/35	5	5
1Y CMT + 2.125%, 4.50%, 7/1/33	—	—
12M USD LIBOR + 1.853%, 4.525%, 8/1/38	15	15
12M USD LIBOR + 1.654%, 4.589%, 7/1/34	2	2
12M USD LIBOR + 1.715%, 4.59%, 10/1/32	8	8
12M USD LIBOR + 1.726%, 4.601%, 9/1/32	5	5
12M USD LIBOR + 1.78%, 4.655%, 1/1/34	6	6
1Y CMT + 2.00%, 4.676%, 1/1/35	1	1
12M USD LIBOR + 1.83%, 4.683%, 8/1/38	9	10
12M USD LIBOR + 1.715%, 4.696%, 12/1/32	25	26
12M USD LIBOR + 1.77%, 4.77%, 12/1/35	2	3
12M USD LIBOR + 1.681%, 4.806%, 2/1/33	1	1
12M USD LIBOR + 1.892%, 4.852%, 12/1/35	4	5
Federal National Mortgage Assn. , CMO, STEP, 5.61%, 1/25/32	1	1
Federal National Mortgage Assn. , UMBS, 7.00%, 10/1/23	1	1
		162

U. S. Government Obligations 0.3%
Government National Mortgage Assn.
8.50%, 4/15/22 - 6/20/27	61	64
9.00%, 4/15/20 - 12/15/22	4	4
9.50%, 8/15/21 - 12/15/21	10	10
Government National Mortgage Assn. , CMO, 3.50%, 5/20/49	20,634	21,273
		21,351

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $21,051)		21,513

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

		Par/Shares	$ Value
	(Amounts in 000s)
	U. S. GOVERNMENT AGENCY OBLIGATIONS
	(EXCLUDING MORTGAGE-BACKED) 71.0%
	U. S. Treasury Obligations 71.0%
	U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/21	79,143	78,302
	U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/22	293,971	291,904
	U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22 (4)	1,247,806	1,238,837
	U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	1,175,259	1,173,055
	U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	363,860	362,836
	U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	306,804	309,057
	U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	610,667	617,728
	U. S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	188,715	194,082
	U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	255,175	261,275
	U. S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	582,961	594,621
	U. S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/21	92,321	92,812
	U. S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	447,218	453,786
	U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	492,525	504,376
			6,172,671

	Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
	$6,088,411)		6,172,671

	FOREIGN GOVERNMENT OBLIGATIONS &
	MUNICIPALITIES 0.2%
	Foreign Government & Municipalities (Excluding Canadian)
	0.2%
	Saudi Arabian Oil, 2.75%, 4/16/22 (1)	20,500	20,812
			20,812

	Total Foreign Government Obligations & Municipalities (Cost $20,456)		20,812

SHORT	-TERM INVESTMENTS 2.2%
	Commercial Paper 0.3%
	Broadcom, 9/17/19 (5)	7,155	7,146
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Energy Transfer Partners, 9/17/19 (5)	14,305	14,287
Ford Motor Credit, 7/27/20 (5)	6,700	6,504
		27,937
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 2.15% (6)(7)	166,601	166,601
		166,601
Total Short-Term Investments (Cost $194,543)		194,538
Total Investments in Securities 100.4%
(Cost $8,628,947)		$8,729,214
Other Assets Less Liabilities (0.4)%		(36,909)
Net Assets 100.0%		$8,692,305

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,108,290 and represents 12.8% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(4)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $27,937 and represents 0.3% of net assets.
(6)	Seven-day yield
(7)	Affiliated Companies
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U.S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COF11	The 11th district monthly weighted average cost of funds index
CPI	Consumer Price Index
EUR	Euro
FRN	Floating Rate Note
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(Amounts In 000s)

SWAPS (0.1)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.1)%

Zero-Coupon Inflation Swaps (0.1)%

Bank of America, N. A. , 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.44% at Maturity,
Receive Variable (Change in CPI) at Maturity,
8/23/21	151,875	(81)	—	(81)

Bank of America, N. A. , 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.53% at Maturity,
Receive Variable (Change in CPI) at Maturity,
8/15/21	108,014	(286)	—	(286)

Bank of America, N. A. , 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.05% at Maturity,
Receive Variable (Change in CPI) at Maturity,
10/27/19	64,000	353	—	353

Bank of America, N. A. , 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.09% at Maturity,
Receive Variable (Change in CPI) at Maturity,
10/13/19	84,300	503	—	503

Bank of America, N. A. , 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.11% at Maturity,
Receive Variable (Change in CPI) at Maturity,
11/2/19	85,950	321	—	321

Bank of America, N. A. , 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.11% at Maturity,
Receive Variable (Change in CPI) at Maturity,
9/29/19	84,600	455	—	455

Bank of America, N. A. , 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.24% at Maturity,
Receive Variable (Change in CPI) at Maturity,
5/23/20	108,500	(1,151)	—	(1,151)

Bank of America, N. A. , 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.98% at Maturity,
Receive Variable (Change in CPI) at Maturity,
12/21/20	112,800	(707)	—	(707)

Bank of America, N. A. , 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.07% at Maturity,
Receive Variable (Change in CPI) at Maturity,
1/5/21	133,000	(1,203)	—	(1,203)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(Amounts In 000s)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Bank of America, N. A. , 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.21% at Maturity,
Receive Variable (Change in CPI) at Maturity,
8/3/21	149,125	(3,150)	—	(3,150)

Barclays Bank, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.24% at Maturity, Receive
Variable (Change in CPI) at Maturity, 5/25/20	108,500	(1,156)	—	(1,156)

Barclays Bank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.49% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/29/22	150,000	47	—	47

Barclays Capital, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.89% at Maturity, Receive
Variable (Change in CPI) at Maturity, 9/11/19	83,000	692	—	692

Barclays Capital, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.94% at Maturity, Receive
Variable (Change in CPI) at Maturity, 9/15/19	39,250	297	—	297

Barclays Capital, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.07% at Maturity, Receive
Variable (Change in CPI) at Maturity, 10/10/19	82,100	558	—	558

Barclays Capital, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.98% at Maturity, Receive
Variable (Change in CPI) at Maturity, 12/21/20	195,050	(1,239)	—	(1,239)

Barclays Capital, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.05% at Maturity, Receive
Variable (Change in CPI) at Maturity, 11/15/20	84,950	(527)	—	(527)

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.44% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/26/21	73,125	(42)	—	(42)

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.48% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/21	71,986	(120)	—	(120)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.49% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/28/22	150,000	25	—	25

JPMorgan Chase, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.05% at Maturity, Receive
Variable (Change in CPI) at Maturity, 10/18/19	106,000	689	—	689

JPMorgan Chase, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.07% at Maturity, Receive
Variable (Change in CPI) at Maturity, 1/5/21	121,000	(1,091)	—	(1,091)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(Amounts In 000s)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Societe Generale, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.01% at Maturity, Receive
Variable (Change in CPI) at Maturity, 9/18/19	82,250	531	—	531

UBS Investment Bank, 5 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.29% at Maturity,
Receive Variable (Change in CPI) at Maturity,
6/5/23	201,300	(6,785)	—	(6,785)

Total Zero-Coupon Inflation Swaps			—	(13,067)

Total Bilateral Swaps			—	(13,067)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
BNP Paribas	11/22/19	USD	1,931EUR	1,728$	20
Goldman Sachs	11/22/19	USD	1,930EUR	1,727	20
State Street	11/22/19	USD	1,930EUR	1,727	20
Net unrealized gain (loss) on open forward
currency exchange contracts					$60

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 72 U.S. Treasury Long Bonds contracts	12/19	11,898$	67
Short, 1,493 U.S. Treasury Notes five year contracts	12/19	(179,125)	(37)
Long, 2,279 U. S. Treasury Notes ten year contracts	12/19	300,187	232
Long, 5,879 U. S. Treasury Notes two year contracts	12/19	1,270,553	606
Long, 34 Ultra U. S. Treasury Bonds contracts	12/19	6,713	55
Short, 954 Ultra U.S. Treasury Notes ten year
contracts	12/19	(137,794)	188
Net payments (receipts) of variation margin to date			(626)

Variation margin receivable (payable) on open futures contracts			$485

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$305
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$305+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	8/31/19
T. Rowe Price Government
Reserve Fund	$13,507		¤	¤$	166,601
T. Rowe Price Short-Term
Fund	—		¤	¤	—
$166,601^

#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $305 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $166,601.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	8,534,676$	— $	8,534,676
Short-Term Investments		166,601	27,937	—	194,538
Total Securities		166,601	8,562,613	—	8,729,214
Swaps		—	4,471	—	4,471
Futures Contracts		485	—	—	485
Forward Currency Exchange Contracts		—	60	—	60
Total		$167,086$	8,567,144$	— $	8,734,230
Liabilities
Swaps	$	— $	17,538$	— $	17,538

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities.